Related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Schedule of balances and transactions with fellow Lloyds Banking Group undertakings	The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc, and fellow Group undertakings. These are included on the balance sheet as follows:

	At 30 Jun 2024 £m	At 31 Dec 2023 £m

Assets, included within:
Financial assets at fair value through profit or loss	–	1
Derivative financial instruments	1,149	1,137
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	789	840

Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	5,168	2,932
Derivative financial instruments	892	953
Debt securities in issue at amortised cost	19,922	18,131
Subordinated liabilities	6,926	6,919